Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale, Amortized Cost
Within one year	$ 855
One to five years	16,173
Five to ten years	2,256
After ten years	19,284
Equity securities	4
Totals	19,288	27,200
Available-for-sale, Fair Value
Within one year	879
One to five years	16,152
Five to ten years	2,295
After ten years	19,326
Equity securities	22
Totals	19,348	26,564
Held-to-maturity, Amortized Cost
Within one year	355
One to five years	95
Five to ten years	0
After ten years	450
Equity securities	0
Totals	450	955
Held-to-maturity, Fair Value
Within one year	356
One to five years	95
Five to ten years	0
After ten years	451
Equity securities	0
Totals	$ 451